DEBT OBLIGATIONS - Borrowing Capacity (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Balance outstanding	$ 4,109,329		$ 150,922
Secured Corporate Loan
Borrowing capacity	75,000
Balance outstanding	75,000	[1]
Servicer Advance Notes
Borrowing capacity	3,900,000	[2]
Balance outstanding	2,390,778	[2]
Available financing	1,509,222	[2]
Loan
Borrowing capacity	300,000	[3]
Balance outstanding	60,102	[3]
Available financing	239,898	[3]
Total Debt, without Repurchase Agreements and Residential Mortgage Loans
Borrowing capacity	4,275,000
Balance outstanding	2,525,880
Available financing	$ 1,749,120

[1]	The loan bears interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 4.0%. The outstanding face of the collateral represents the UPB of the residential mortgage loans underlying the Excess MSRs that secure this corporate loan.
[2]	New Residential's unused borrowing capacity is available if New Residential has additional eligible collateral to pledge and meets other borrowing conditions. New Residential pays a 0.5% fee on the unused borrowing capacity.
[3]	Financing related to linked transaction (Note 10)